Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Share Capital	Composed as follows
	Number of shares
	Authorized		Issued and paid
	June 30,	December 31,	June 30,	December 31,
	2024	2023	2024	2023
	In thousands
Ordinary shares of no-par value	200,000	200,000	28,852	27,989